Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Net income (loss)	$ (43,964)	$ 179,174	$ 57,899
Other comprehensive income (loss):
Exchange differences on translation of foreign operations	(1,156)	42	(1,790)
Reclassification of exchange differences on loss of control	0	2,936	7
Share of other comprehensive income (loss) of equity-accounted investees	227	(935)	(41)
Total other comprehensive income (loss)	(928)	2,043	(1,824)
Total comprehensive income (loss) attributable to owners of the parent	$ (44,891)	$ 181,217	$ 56,075